SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest Income (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012
Interest income	$ 1,260	$ 26,492	$ 21,885	$ 22,999	$ 16,191	$ 14,948	$ 12,295	$ 4,479	$ 2,037	$ 87,567	[1]	$ 33,759
Rights to MSRs
Interest income, gross of amounts attributable to servicer compensation										6,708
Amounts attributable to servicer compensation										(2,287)
Interest income										$ 4,421

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.